Schedule of Investments PIMCO California Municipal Income Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 176.6% ¤
MUNICIPAL BONDS & NOTES 176.5%
ARIZONA 0.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	$850	$553

CALIFORNIA 157.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2049 (c)	2,890	1,472
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	870	994
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (b)	680	201
Bay Area Toll Authority, California Revenue Bonds, Series 2007 3.400% due 04/01/2047	680	680
Bay Area Toll Authority, California Revenue Bonds, Series 2017 5.000% due 04/01/2056	1,750	1,945
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,925	3,379
5.000% due 08/01/2049	1,000	954
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,000	745
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	841
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	2,290	2,292
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (b)	7,000	1,010
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (b)	4,700	793
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	800	828
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,267
5.000% due 10/01/2048	1,000	1,049
California Enterprise Development Authority Revenue Bonds, Series 2020 5.000% due 08/01/2050	700	707
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	1,195	1,209
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	1,675	1,690
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	1,300	1,334
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	5,000	5,289
5.000% due 08/15/2055	6,000	6,156
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	1,400	1,413
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,500	3,290
4.000% due 06/01/2050	4,000	3,879
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	2,500	2,429
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,250	275
3.650% due 01/01/2050	2,500	2,501
4.000% due 11/01/2055	915	806
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,700	1,816
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	700	663
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	506
5.000% due 06/01/2043	1,370	1,471
5.000% due 06/01/2048	1,370	1,459
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (e)	1,200	957
4.000% due 02/01/2051	1,650	1,559
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,350	1,432
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2054	1,000	1,015

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	3,500	4,277
California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	7,000	7,075
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	2,750	2,751
California State General Obligation Bonds, Series 2018 5.000% due 10/01/2047	1,275	1,331
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,500	1,700
California State General Obligation Bonds, Series 2022 4.000% due 04/01/2049	2,250	2,240
California State General Obligation Notes, Series 2021 5.000% due 10/01/2029	2,700	3,163
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	8,000	8,332
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	1,000	1,081
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	1,009
4.000% due 07/01/2043	350	351
4.000% due 07/01/2047	1,750	1,733
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	800	783
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	217
5.000% due 12/01/2046	5,700	5,427
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	978
4.000% due 12/01/2057	2,000	1,909
5.000% due 03/01/2048	1,700	1,735
5.500% due 12/01/2058	1,775	1,775
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	2,400	2,439
Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,445	1,628
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (b)	1,395	847
0.000% due 08/01/2042 (b)	1,500	662
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	2,500	1,645
4.000% due 08/01/2047	600	466
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	750	597
Corona Norco Unified School District, General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,650	1,657
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	328
3.100% due 07/01/2045	1,000	760
3.400% due 10/01/2046	450	337
4.000% due 08/01/2056	250	192
4.000% due 10/01/2056	600	442
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	2,000	979
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	340	361
El Monte School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,600	1,762
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001 5.250% due 01/01/2034	8,780	8,988
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,315	1,321
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	860	773
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,410	2,416
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	1,500	1,487
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,000	2,286
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	20,500	2,082
Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	2,000	2,000
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,400	3,423
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	1,618
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	6,000	6,189
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016 5.000% due 11/01/2041 (d)	6,000	6,376
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,074
5.500% due 11/15/2030	415	460

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2045	500	500
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,500	2,704
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021 4.000% due 06/01/2037	1,750	1,865
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,500	1,503
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2050	2,185	2,085
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2048	2,500	2,757
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,000	1,080
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,335	1,479
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	2,000	2,024
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2021 5.000% due 07/01/2041	1,500	1,679
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	2,500	2,868
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	10,345	12,305
Manteca Unified School District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2045	880	885
Metropolitan Water District of Southern California Revenue Bonds, Series 2020 5.000% due 10/01/2049	2,000	2,192
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2040	3,000	3,034
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 5.000% due 08/01/2044	1,700	1,854
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	2,650	2,681
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021 5.000% due 11/01/2038	2,000	2,275
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 08/01/2030 (b)	1,875	1,506
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	1,750	1,376
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,300	2,304
Oceanside Unified School District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2041	1,020	1,031
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	500	497
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2052	1,275	1,304
Orange County, California Local Transportation Authority Revenue Bonds, Series 2019 5.000% due 02/15/2041	1,000	1,093
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	1,750	1,751
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,000	2,006
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,350	1,350
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (b)	1,650	575
River Islands Public Financing Authority, California Special Tax, (AGM Insured),Series 2022 4.250% due 09/01/2047	1,000	1,016
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2038	1,125	1,134
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	4,250	4,322
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	3,250	3,515
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	2,962
5.000% due 10/01/2047 (d)	1,700	1,782
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,000	1,094
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	450	451
Sacramento Transportation Authority Sales Tax, California Revenue Bonds, Series 2009 3.400% due 10/01/2038	1,900	1,900
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,500	1,256
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	750	739
5.000% due 07/01/2051	2,215	2,312
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 4.000% due 08/01/2045	1,750	1,757
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022 5.000% due 05/15/2047	1,000	1,120
San Diego Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2050	1,000	985

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,560	2,601
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,625	2,747
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2039	2,000	2,207
5.000% due 05/01/2049	2,000	2,136
5.000% due 05/01/2050	1,900	2,027
San Francisco, California City & County Certificates of Participation Bonds, Series 2015 4.000% due 09/01/2033	2,000	2,011
San Francisco, California City & County General Obligation Bonds, Series 2022 5.000% due 06/15/2042	2,750	3,060
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,100	1,206
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,000	1,024
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,700	1,903
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	1,015
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (b)	3,000	2,114
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	4,000	4,380
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,540	1,550
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,650	1,656
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,000	2,005
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,190	1,208
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (b)	1,000	482
Southwestern Community College District, California General Obligation Bonds, Series 2021 4.000% due 08/01/2046	4,300	4,286
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,690	1,892
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,025	2,216
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	15,900	2,670
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (b)	4,000	623
University of California Revenue Bonds, Series 2013 5.000% due 05/15/2048	2,250	2,256
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2047	5,000	5,317
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,500	2,706
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,250	2,991
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	2,500	2,436
West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	2,000	2,021

		315,422

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,730	2,408
7.120% due 10/01/2038	480	472

		2,880

ILLINOIS 4.1%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,000	2,029
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	1,500	1,604
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,500	1,509
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,030
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	1,000	1,086

		8,258

INDIANA 0.9%
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	1,790	1,790

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	1,999	1,977

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	650	358

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,170	1,319

PUERTO RICO 8.2%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	20,400	1,319
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	2,975	1,298
0.000% due 11/01/2051	2,683	1,051
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,250	710
4.000% due 07/01/2041	1,200	976
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	2,106	1,232
5.000% due 07/01/2062	235	223
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (b)	153	96
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (b)	25,500	4,963
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,951	4,506

		16,374

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	460	305
12.000% due 12/01/2045	800	696

		1,001

U.S. VIRGIN ISLANDS 0.9%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	1,860	1,826

VIRGINIA 0.6%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	17,000	837
5.500% due 07/01/2044	500	468

		1,305

Total Municipal Bonds & Notes (Cost $358,286)		353,063

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (f) 0.1%		190

Total Short-Term Instruments (Cost $190)		190

Total Investments in Securities (Cost $358,476)		353,253

Total Investments 176.6% (Cost $358,476)		$353,253
Auction Rate Preferred Shares (60.3)%		(120,625)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.2)%		(24,370)
Other Assets and Liabilities, net (4.1)%		(8,236)

Net Assets Applicable to Common Shareholders 100.0%		$200,022

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	08/03/2022	$1,086	$957	0.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$190	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(194)	$190	$190

Total Repurchase Agreements						$(194)	$190	$190

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$553	$0	$553
	California			0	315,422	0	315,422
	Delaware			0	2,880	0	2,880
	Illinois			0	8,258	0	8,258
	Indiana			0	1,790	0	1,790
	New Hampshire			0	1,977	0	1,977
	North Dakota			0	358	0	358
	Pennsylvania			0	1,319	0	1,319
	Puerto Rico			0	16,374	0	16,374
	Texas			0	1,001	0	1,001
	U.S. Virgin Islands			0	1,826	0	1,826
	Virginia			0	1,305	0	1,305
Short-Term Instruments
	Repurchase Agreements			0	190	0	190

Total Investments				$0	$353,253	$0	$353,253

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	CM	California Mortgage Insurance
AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced